Foreign Currency Exchange Gain And Loss - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign Currency Exchange Gain And Loss [Line Items]
Foreign currency transaction (loss) gain, before tax	¥ 3,250	¥ (1,535)	¥ (17,424)